REVENUE (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUE [Abstract]
Net pool spot market earnings, cooperative arrangements	$ 0	$ 0	$ 77,287,000
Gross pool spot market earnings, Orion Tankers pool	0	0	36,339,000
Gross spot market earnings, through spot charters	351,049,000	243,657,000	17,056,000
Total Voyage Revenues	351,049,000	243,657,000	130,682,000
Concentration Risk [Line Items]
Accounts receivable	$ 16,400,000	$ 18,800,000
Voyage Revenues [Member] | Gemini Tankers LLC [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)			2.00%
Voyage Revenues [Member] | Orion Tankers Pool [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)			98.00%
Voyage Revenues [Member] | XX Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	40.00%
Number of customers	2
Voyage Revenues [Member] | Two Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)		42.00%
Number of customers		2
Accounts Receivable [Member] | Three Charters [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	62.00%
Number of charters	3
Accounts Receivable [Member] | Four Charters [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)		52.00%
Number of charters		4